Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2019
Critical accounting estimates and judgments [abstract]
Critical accounting estimates and judgments
4	Critical accounting estimates and judgments

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

(a)	Accounting estimates on impairment of goodwill

The Group performs annual tests on whether goodwill have suffered any impairment in accordance with the accounting policies stated in Note 2(l). The recoverable amounts of CGU or CGUs to which goodwill has been allocated are determined based on value-in-use calculations. The annual goodwill impairment assessment was complex because the determination of the recoverable amount of the underlying CGUs involved estimates and judgments, including the future sales volumes, fuel prices, gross margin and terminal growth rate used to estimate future cash flows and discount rates applied to these forecasted future cash flows of the underlying CGUs. These estimates and judgments may be significantly affected by unexpected changes in future market or economic conditions.

(b)	Accounting estimates on impairment of power generation licence

The Group performs annual tests on whether power generation licence have suffered any impairment in accordance with the accounting policies stated in Note 2(l). The recoverable amounts of the power generation licence are determined based on value-in-use calculations. The annual impairment assessment of the power generation licence was complex because the determination of the recoverable amount involved estimates and judgments, including the future sales volumes, fuel prices, gross margin and terminal growth rate used to estimate future cash flows and discount rates applied to these forecasted future cash flows. These estimates and judgments may be significantly affected by unexpected changes in future market or economic conditions.

(c)	Useful life of power generation license

As at the year end, management of the Group assesses whether the estimated useful life of its power generation licence is indefinite. This assessment is based on the expected renewal of power generation licence without significant restriction and cost, together with the consideration on related future cash flows generated and the expectation of continuous operations. Based on existing knowledge, outcomes within the next financial period that are different from assumptions could require a change to the carrying amount of the power generation licence.

(d)	Useful lives of property, plant and equipment

Management of the Group determines the estimated useful lives of property, plant and equipment and respective depreciation. The accounting estimate is based on the expected wear and tear incurred during power generation. Wear and tear can be significantly different following renovation each time. When the useful lives differ from the original estimated useful lives, management will adjust the estimated useful lives accordingly. It is possible that the estimates made based on existing experience are different to the actual outcomes within the next financial period and could cause a material adjustment to the depreciation and carrying amount of property, plant and equipment.

(e)	Accounting estimates on impairment of property, plant and equipment

The impairment assessment of property plant and equipment was complex due to the significant estimates and judgments involved in the projections of future cash flows, including the future sales volumes, fuel prices, and discount rates applied to these forecasted future cash flows. These estimates and judgments may be significantly affected by unexpected changes in future market or economic conditions.

(f)	Approval of construction of new power plants

The receiving of the ultimate approvals from the National Development and Reform Commission (“NDRC”) on certain power plant construction projects of the Group is a critical estimate and judgement of the directors. Such estimate and judgement are based on initial approval documents received as well as their understanding of the projects. Based on historical experience, the directors believe that the Group will receive final approvals from the NDRC on the related power plant projects. Deviation from the estimate and judgement could result in a significant adjustment to the carrying amount of non-current assets.

(g)	Deferred tax assets

The Group recognises the deferred tax assets to the extent that it is probable that future taxable profit will be available against which the asset can be utilised, using tax rates that are expected to be applied in the period when the asset is recovered. Recognition of deferred tax assets was complex because it requires significant estimation and judgment, and it involves significant assumptions, including future taxable profits, future tax rates, the reversal of deductible and taxable temporary differences, and the possible utilisation of tax losses carried forward that could be significantly affected by unexpected changes in tax law framework and future market or economic conditions.

(h)	Leases – Estimating the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in certain leases, and therefore, it uses an incremental borrowing rate (“IBR”) to measure lease liabilities.  The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.  The IBR therefore reflects what the Group “would have to pay”, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when it needs to be adjusted to reflect the terms and conditions of the lease. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).